Annual Operating Expenses {- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-12 - Fidelity Advisor® New Insights Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.11%	[1]
Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.36%	[1]
Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.87%	[1]
Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.86%	[1]
Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.74%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.